Debt - Tender Offers (Details) - Debt Tender Offers $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Principal Amount Purchased	$ 8,909
Cash Consideration	10,695
Verizon 4.672% - 5.012% notes due 2054 - 2055
Debt Instrument [Line Items]
Principal Amount Purchased	4,500
Cash Consideration	5,030
Verizon [3.850% - 6.550% notes due 2039 - 2055]
Debt Instrument [Line Items]
Principal Amount Purchased	3,816
Cash Consideration	4,828
Various [5.050% - 8.950% notes due 2021 - 2041]
Debt Instrument [Line Items]
Principal Amount Purchased	593
Cash Consideration	$ 837
Minimum | Verizon 4.672% - 5.012% notes due 2054 - 2055
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.672%
Minimum | Verizon [3.850% - 6.550% notes due 2039 - 2055]
Debt Instrument [Line Items]
Stated interest rate on debt instrument	3.85%
Minimum | Various [5.050% - 8.950% notes due 2021 - 2041]
Debt Instrument [Line Items]
Stated interest rate on debt instrument	5.05%
Maximum | Verizon 4.672% - 5.012% notes due 2054 - 2055
Debt Instrument [Line Items]
Stated interest rate on debt instrument	5.012%
Maximum | Verizon [3.850% - 6.550% notes due 2039 - 2055]
Debt Instrument [Line Items]
Stated interest rate on debt instrument	6.55%
Maximum | Various [5.050% - 8.950% notes due 2021 - 2041]
Debt Instrument [Line Items]
Stated interest rate on debt instrument	8.95%